SIGNIFICANT ACCOUNTING POLICIES (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Risk-free interest rate, Minimum	1.30%	1.55%
Risk-free interest rate ,Maximum	1.90%	2.21%
Risk-free interest rate			0.40%
Expected option term (years)			3 years
Expected price volatility, Maninum	70.40%	69.49%
Expected price volatility, Maximum	83.74%	84.63%
Expected price volatility			73.87%
Dividend yield	0.00%	0.00%	0.00%
Weighted average grant date fair value	$ 4.16	$ 4.1	$ 7.18
Minimum [Member]
Expected option term (years)	5 years 1 month 13 days	5 years 1 month 13 days
Maximum [Member]
Expected option term (years)	7 years	7 years